Total Capital and Net Income Per Unit Common Unit Repurchases (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		33 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 15,635,000	$ 13,673,000	$ 2,559,000	$ 9,497,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 55,800,000					$ 55,800,000		$ 55,800,000
Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount									$ 100,000,000
Partners' Capital Account, Units, Treasury Units Purchased	0		900,000			1,400,000	1,900,000
General Partner
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 313,000	$ 273,000	$ 51,000	$ 190,000
General Partner | Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased	$ 0		$ 300,000			$ 300,000	$ 500,000
Limited Partners | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased		(1,373,000)	(932,000)	(187,000)	(815,000)
Partners' Capital Account, Treasury Units, Purchased		$ 15,322,000	$ 13,400,000	$ 2,508,000	$ 9,307,000
Limited Partners | Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased								3,600,000
Partners' Capital Account, Treasury Units, Purchased	$ 0		$ 13,400,000			$ 15,300,000	$ 25,200,000	$ 44,200,000